Financial statements of Barclays PLC, Parent company accounts - Cash flow statement £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Reconciliation of profit before tax to net cash flows from operating activities:
Profit/(loss) before tax		£ 7,012	£ 8,194	£ 3,065
Adjustment for non-cash items:
Impairment (reversal)/charge of investment in subsidiary		1,220	(653)	4,838
Other non-cash items		(13,298)	3,093	(2,977)
Net cash from operating activities		30,231	48,919	57,505
Net cash used in investing activities
Net cash from investing activities		(21,673)	4,270	(18,376)
Cash flows from financing activities
Issue of shares and other equity instruments		3,205	1,118	1,165
Proceeds of borrowings and issuance of subordinated debt		1,477	1,890	1,438
Repurchase of shares		(3,655)	(1,275)	(1,056)
Net cash from financing activities		696	107	2,732
Net increase/(decrease) in cash and cash equivalents		19,584	49,064	43,529
Cash and cash equivalents at beginning of year		259,206	210,142	166,613
Cash and cash equivalents at end of year		278,790	259,206	210,142
Net cash generated from operating activities includes:
Dividends received		31	20	37
Barclays PLC
Reconciliation of profit before tax to net cash flows from operating activities:
Profit/(loss) before tax		1,723	4,267	(1,034)
Adjustment for non-cash items:
Impairment (reversal)/charge of investment in subsidiary		0	(2,573)	2,573
Other non-cash items		868	383	528
Changes in operating assets and liabilities		1,037	17	0
Net cash from operating activities		3,628	2,094	2,067
Net cash used in investing activities
Net increase in loans and advances to subsidiaries of the parent	[1]	(5,087)	(6,118)	(4,732)
Capital contribution to and investment in subsidiary		(1,769)	(1,083)	(393)
Net cash from investing activities		(6,856)	(7,201)	(5,125)
Cash flows from financing activities
Issue of shares and other equity instruments		3,180	1,114	1,175
Redemption of other equity instruments		(2,097)	0	(898)
Net increase in debt securities in issue	[2]	4,813	4,939	3,720
Proceeds of borrowings and issuance of subordinated debt		1,000	1,579	158
Repurchase of shares		(1,508)	(1,200)	0
Dividends paid		(1,028)	(512)	0
Coupons paid on other equity instruments		(905)	(804)	(857)
Net cash from financing activities		3,455	5,116	3,298
Net increase/(decrease) in cash and cash equivalents		227	9	240
Cash and cash equivalents at beginning of year		249	240	0
Cash and cash equivalents at end of year		476	249	240
Net cash generated from operating activities includes:
Dividends received		2,797	1,356	763
Net interest (paid)/received		£ (163)	£ (161)	£ (175)

[1]	Includes financial assets at fair value through the income statement
[2]	Includes financial liabilities designated at fair value.